UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5526
J.P. Morgan Mutual Fund Investment Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Mid Cap Growth Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 3.1%
5	L-3 Communications Holdings, Inc.	$355
10	Precision Castparts Corp.	747
11	Rockwell Collins, Inc.	538
		1,640
Airlines — 0.7%
28	Southwest Airlines Co.	400
Auto Components — 1.1%
12	Autoliv, Inc.	581
Biotechnology — 3.0%
8	Celgene Corp. (a)	269
11	Genzyme Corp. (a)	644
6	Invitrogen Corp. (a)	436
6	OSI Pharmaceuticals, Inc. (a)	233
		1,582
Capital Markets — 2.5%
32	Ameritrade Holding Corp. (a)	329
10	Eaton Vance Corp.	235
8	Investors Financial Services Corp.	391
7	T. Rowe Price Group, Inc.	410
		1,365
Commercial Banks — 1.3%
9	North Fork Bancorp, Inc.	247
6	Zions Bancorp	442
		689
Commercial Services & Supplies — 4.0%
9	ChoicePoint, Inc. (a)	341
6	Dun & Bradstreet Corp. (a)	396
9	HNI Corp.	382
11	Manpower, Inc.	481
16	West Corp. (a)	512
		2,112
Communications Equipment — 1.8%
9	Harris Corp.	294
9	Research In Motion Ltd. (a)	649
		943
Computers & Peripherals — 3.0%
10	Apple Computer, Inc. (a)	413
21	NCR Corp. (a)	712
17	Network Appliance, Inc. (a)	481
		1,606
Construction & Engineering — 1.2%
13	Jacobs Engineering Group, Inc. (a)	649
Consumer Finance — 1.2%
27	AmeriCredit Corp. (a)	621
Diversified Financial Services — 1.8%
23	CapitalSource, Inc. (a)	522
12	CIT Group, Inc.	468
		990
Electrical Equipment — 1.5%
7	Hubbell, Inc., Class B	358
8	Rockwell Automation, Inc.	459
		817
Electronic Equipment & Instruments — 5.8%
30	Amphenol Corp., Class A	1,100
21	Arrow Electronics, Inc. (a)	541
5	Dolby Laboratories, Inc., Class A (a)	120
21	Jabil Circuit, Inc. (a)	585
10	National Instruments Corp.	265
13	Tech Data Corp. (a)	475
		3,086

Energy Equipment & Services — 3.3%
7	BJ Services Co.	379
17	Grant Prideco, Inc. (a)	406
8	Nabors Industries Ltd. (a)	473
9	Noble Corp.	528
		1,786
Health Care Equipment & Supplies — 6.0%
11	Bausch & Lomb, Inc.	788
9	Beckman Coulter, Inc.	621
6	Biomet, Inc.	205
18	Cytyc Corp. (a)	417
10	Fisher Scientific International, Inc. (a)	595
13	Nektar Therapeutics (a)	176
5	Zimmer Holdings, Inc. (a)	393
		3,195
Health Care Providers & Services — 10.8%
7	Aetna, Inc.	532
10	Caremark Rx, Inc. (a)	396
8	Coventry Health Care, Inc. (a)	511
18	DaVita, Inc. (a)	759
8	Laboratory Corp. of America Holdings (a)	386
15	Manor Care, Inc.	531
7	McKesson Corp.	264
14	Medco Health Solutions, Inc. (a)	709
15	Omnicare, Inc.	542
10	Renal Care Group, Inc. (a)	379
15	Triad Hospitals, Inc. (a)	759
		5,768
Hotels, Restaurants & Leisure — 8.5%
19	Applebees International, Inc.	524
14	Brinker International, Inc. (a)	496
31	Caesars Entertainment, Inc. (a)	611
11	Cheesecake Factory, Inc. (The) (a)	381
23	Hilton Hotels Corp.	512
10	International Speedway Corp., Class A	532
7	Marriott International, Inc., Class A	448
14	Royal Caribbean Cruises Ltd.	608
6	Station Casinos, Inc.	419
		4,531
Household Durables — 0.5%
3	Harman International Industries, Inc.	257
Insurance — 0.8%
6	AMBAC Financial Group, Inc.	415
Internet Software & Services — 0.8%
14	VeriSign, Inc. (a)	410
IT Services — 2.5%
7	Affiliated Computer Services, Inc., Class A (a)	373
11	Alliance Data Systems Corp. (a)	436
13	CheckFree Corp. (a)	520
-(h)	Global Payments, Inc.	26
		1,355
Leisure Equipment & Products — 2.9%
23	Brunswick Corp.	1,061
7	Polaris Industries, Inc.	464
		1,525
Machinery — 3.6%
13	Harsco Corp.	772
6	ITT Industries, Inc.	573
7	Oshkosh Truck Corp.	590
		1,935
Metals & Mining — 1.0%
11	Consol Energy, Inc.	531
Multiline Retail — 0.7%
17	Dollar General Corp.	370
Office Electronics — 1.5%
29	Xerox Corp. (a)	432
8	Zebra Technologies Corp., Class A (a)	374
		806

Oil & Gas — 2.4%
7	Newfield Exploration Co. (a)	494
5	Premcor, Inc.	269
15	Talisman Energy, Inc.	524
		1,287
Pharmaceuticals — 1.8%
9	Sepracor, Inc. (a)	502
19	Valeant Pharmaceuticals International	431
		933
Road & Rail — 0.9%
11	Hunt (J.B.) Transport Services, Inc.	468
Semiconductors & Semiconductor Equipment — 4.1%
12	Broadcom Corp., Class A (a)	358
7	KLA-Tencor Corp. (a)	301
14	Lam Research Corp. (a)	395
16	Linear Technology Corp.	628
19	Microchip Technology, Inc.	487
		2,169
Software — 4.0%
9	Adobe Systems, Inc.	571
23	Citrix Systems, Inc. (a)	538
13	Cognos, Inc. (a)	541
18	Computer Associates International, Inc.	477
		2,127
Specialty Retail — 8.8%
9	Abercrombie & Fitch Co.	524
12	Advance Auto Parts, Inc. (a)	590
16	CarMax, Inc. (a)	517
27	Circuit City Stores, Inc.	430
19	Foot Locker, Inc.	547
16	Pacific Sunwear of California, Inc. (a)	445
15	Petco Animal Supplies, Inc. (a)	541
18	Ross Stores, Inc.	530
16	Tiffany & Co.	552
		4,676
Textiles, Apparel & Luxury Goods — 0.7%
7	Coach, Inc. (a)	368
Trading Companies & Distributors — 0.7%
12	MSC Industrial Direct Co., Class A	370
Wireless Telecommunication Services — 0.8%
7	NII Holdings, Inc. (a)	420
	Total Common Stocks
	(Cost $44,357)	52,783

SHORT-TERM INVESTMENTS — 0.7%
Investment Companies — 0.7%
382	JPMorgan Prime Money Market Fund (b) (m)
	(Amortized Cost $382)	382
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 10.2%
Money Market Funds - 10.2%
2,700	BGI Prime Money Market Fund	2,700
2,704	Morgan Stanley Institutional Liquidity Funds	2,704
	(Amortized Cost $5,404)	5,404

Total Investments — 110.0%
(Cost/Amortized Cost $50,143)		58,569
Other Liabilities in Excess of Assets — (10.0)%		(5,324)
Net Assets — 100.0%		$53,245

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,151
Aggregate gross unrealized depreciation	(725)
Net unrealized appreciation/depreciation	$8,426

Federal income tax cost of investments	$50,143

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         Effective February 19, 2005, the Registrant changed its Administrator from JPMorgan Chase Bank to JPMorgan Funds Management, Inc.  In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
May 26, 2005